Loans and Borrowings - Summary of Loans and Borrowings (Parenthetical) (Details) - USD ($)									12 Months Ended
	May 16, 2023	May 15, 2023	Apr. 27, 2023	Mar. 31, 2023	Mar. 09, 2023	Jan. 12, 2023	Oct. 11, 2022	Jul. 13, 2022	Mar. 31, 2023	Mar. 31, 2022	May 11, 2023	Feb. 15, 2023	Nov. 08, 2022	Aug. 31, 2022	Aug. 26, 2022	Mar. 31, 2021
Loans and borrowings
Common shares issued				11,996,387					11,996,387	5,560,829
Common shares issued, value				$ 321,946,102					$ 321,946,102	$ 317,051,125
Secured Promissory Notes, interest payable description									The note maturity has been extended from February 1, 2024 to December 31, 2024, which will bear interest at the rate of 15.0% per annum through and including December 31, 2023, payable in kind, and 10.0% per annum, payable in kind, and 5.0% per annum payable in cash, from and after January 1, 2024.
Gross proceeds from senior secured notes financing						$ 4,000,000
Number of warrants issued						850,000	3,208,557		11,158,166	1,428,574
Warrants issued value				$ 338,320					$ 338,320
Exercise price of warrants	$ 0.33			$ 2.90		$ 0.53	$ 1.62		$ 2.90					$ 2.32
Warrant liability				$ 3,156,254					$ 3,156,254	$ 5,570,530						$ 10,462,000
Neptune
Loans and borrowings
Common shares issued													146,330		36,765
Common shares issued, value													$ 96,578		$ 75,736
Sprout
Loans and borrowings
Common shares issued								372,670
Common shares issued, value								$ 570,185				$ 96,578
Subsequent Event
Loans and borrowings
Loans and borrowings, interest rate during every three months			15.00%
Common shares issued		4,415,162
Loans and borrowings, interest rate payable in kind			10.00%
Loans and borrowings, interest rate payable in cash			5.00%
Exercise price of warrants	$ 0.33	$ 0.46									$ 0.33
Minimum
Loans and borrowings
Loans and borrowings, payable date									Sep. 14, 2023
Exercise price of warrants		$ 11.20		$ 1.62					$ 1.62
Maximum
Loans and borrowings
Loans and borrowings, payable date									Jun. 23, 2029
Number of warrants issued	972,763	8,423,732					6,417,114
Exercise price of warrants		$ 1.62		$ 11.20					$ 11.20
Promissory Note
Loans and borrowings
Loans and borrowings, interest rate				10.00%					10.00%
Loans and borrowings, interest rate during every three months									1.00%
Amount of increase in promissory note								$ 3,000,000
Secured Promissory Notes, interest payable description									The outstanding principal balance bears interest at the rate of 10.0% per annum, increasing by 1.00% every three months commencing September 30, 2022. Interest is compounded and is accrued and added to the principal amount of the loan and is presented net of borrowing costs.
Promissory Note | To December 31, 2023
Loans and borrowings
Loans and borrowings, interest rate payable in kind				15.00%					15.00%
Promissory Note | From and After January 1, 2024
Loans and borrowings
Loans and borrowings, interest rate payable in kind				10.00%					10.00%
Loans and borrowings, interest rate payable in cash				5.00%					5.00%
Promissory Note | Minimum
Loans and borrowings
Loans and borrowings				$ 10,000,000					$ 10,000,000
Promissory Note | Maximum
Loans and borrowings
Loans and borrowings				13,000,000					13,000,000
Commercial Paper Two
Loans and borrowings
Loans and borrowings				$ 250,000					$ 250,000
Loans and borrowings, interest rate				10.00%					10.00%
Loans and borrowings, interest rate during every three months									1.00%
Secured Promissory Notes, interest payable description									The outstanding principal balance bears interest at the rate of 10.0% per annum, increasing by 1.00% every three months commencing September 30, 2022. Interest is accrued and added to the principal amount of the loan and is presented net of borrowing costs.
Loans and borrowings, payable date									Feb. 01, 2024
Commercial Paper Three
Loans and borrowings
Loans and borrowings				$ 550,000					$ 550,000
Loans and borrowings, interest rate				10.00%					10.00%
Loans and borrowings, interest rate during every three months									1.00%
Loans and borrowings, payable date									Feb. 01, 2024
Senior Secured Notes
Loans and borrowings
Loans and borrowings, interest rate during every three months						16.50%			24.00%
Gross proceeds from senior secured notes financing									$ 4,000,000
Senior secured notes financing, Description									The Notes will mature 12 months from the initial closing and bear interest at a rate of 16.5% per annum.
Senior secured notes financing, Payment term									Interest will be payable in kind on the first 6 monthly payment dates after the initial closing date and thereafter will be payable in cash.
Debt issuance costs				$ 713,320					$ 713,320
Senior Secured Notes | Waiver Agreement
Loans and borrowings
Exit fee paid by purchaser		$ 100,000		100,000	$ 200,000
Accounts Receivable Factoring Facility
Loans and borrowings
Maximum available amount				$ 5,000,000					$ 5,000,000
Fund usage fees, percentage				1.00%					1.00%
Minimum interest rate				8.00%					8.00%
Agreement terms description									The agreement will remain in effect for a 12-month period, effective January 23, 2023, and will be eligible for renewal
Commercial Paper Four
Loans and borrowings
Loans and borrowings				$ 300,000					$ 300,000
Loans and borrowings, interest rate				10.00%					10.00%
Loans and borrowings, interest rate during every three months									1.00%
Secured Promissory Notes, interest payable description									The outstanding principal balance bears interest at the rate of 10.0% per annum, increasing by 1.00% every three months commencing March 31, 2023. Interest is accrued and added to the principal amount of the loan and is presented net of borrowing costs
Loans and borrowings, payable date									Feb. 01, 2024
Number of warrants issued									111,111
Exercise price of warrants				$ 0.54					$ 0.54
Warrant liability				$ 37,723					$ 37,723